Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 7. Subsequent Events

On October 31, 2013 the Company amended the Loan and Security Agreement with SVB to extend the maturity date of the line of credit to October 31, 2015. The financial and performance covenants of the line of credit have been updated, while the remaining material terms remain mostly unchanged.

During November 2013, warrants were exercised to purchase approximately 400,000 shares of the Company’s common stock at $2.00 per share, resulting in approximately $800,000 in proceeds to be received by the Company.

Note 14.  Subsequent Events

On September 6, 2013, the Company issued 150,833 shares of restricted stock to employees. These shares vest over a three year period, with a one year cliff vesting period, and remain subject to forfeiture if vesting conditions are not met. The aggregate value of the stock award was $271,499 based on the market price of our common stock of $1.80 per share on the date of grant, which will be amortized over the three years vesting period.

On September 6, 2013, the Company granted an employee options to purchase 30,000 shares of the Company’s common stock at an exercise price of $1.80 per share.  These shares vest over a three year period, with a one year cliff vesting period. The options expire on September 6, 2023. The aggregate fair value of the options was approximately $40,000 which will be amortized over the three years vesting period.

On September 23, 2013, the Company granted employees options to purchase 160,050 shares of the Company’s common stock at an exercise price of $1.80 per share.  These shares vest over a three year period, with a one year cliff vesting period. The options expire on September 23, 2023. The aggregate fair value of the options was approximately $213,500 which will be amortized over the three years vesting period.

The Company failed to comply with the July 2013 minimum tangible net worth financial covenant set forth in the Loan and Security Agreement, as amended, with SVB. On September 18, 2013, SVB agreed to waive and reset the tangible net worth financial covenant from July 2013 through maturity on the line of credit.

In September 2013, TAAG terminated its factoring agreement with ABN and entered into a new factoring agreement with Natixis.  The terms of the new agreement are substantially the same to that of the old agreement.